FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009


If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          620 Newport Center Dr., Suite 900
          Newport Beach, CA 92660

13F File Number: 028-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel M. Harkins
Title:    Chief Legal and Compliance Officer
Phone:    (949) 325-8700

Signature, Place, and Date of Signing:

/s/ Daniel M. Harkins      Newport Beach,CA 92660  February 5, 2010
    (Signature)          [City, State]       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total: $85,682
                                       (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
EDDIE BAUER HOLDINGS INC       Common Stock     071625107        1    14391 SH       Sole                    14391
ENERGY XXI BERMUDA             Common Stock     G10082108       57    24860 SH       Sole                    24860
FLAGSTAR BANCORP INC           Common Stock     337930101        6    10400 SH       Sole                    10400
GT SOLAR INTERNATIONAL INC     Common Stock     3623E0209       65    11684 SH       Sole                    11684
ISHARES IBOXX INV GR CORP BD   Common Stock     464287242    30818   295902 SH       Sole                   295902
ISHARES LEHMAN 20+ YR TREAS    Common Stock     464287432     7457    82960 SH       Sole                    82960
ISHARES LEHMAN AGG BOND FUND   Common Stock     464287226     1562    15134 SH       Sole                    15134
ISHARES LEHMAN TRES INF PR S   Common Stock     464287176     5268    50704 SH       Sole                    50704
ISHARES S&P GSCI COMMODITY I   Common Stock     46428R107    10613   333528 SH       Sole                   333528
LEE ENTERPRISES                Common Stock     523768109       48    13867 SH       Sole                    13867
MCCLATCHY CO-CLASS A           Common Stock     579489105       61    17256 SH       Sole                    17256
MESA AIR GROUP INC             Common Stock     590479101        5    44118 SH       Sole                    44118
MORGAN STANLEY EMRG MKT DEBT   Common Stock     61744H105     1496   148390 SH       Sole                   148390
PACIFIC CAPITAL BANCORP        Common Stock     69404P101       21    22301 SH       Sole                    22301
PROSHARES SHORT MSCI EAFE      Common Stock     74347R370     1901    32573 SH       Sole                    32573
PROSHARES SHORT MSCI EMERGIN   Common Stock     74347R396     4538   117046 SH       Sole                   117046
PROSHARES SHORT QQQ            Common Stock     74347R602     4984   114130 SH       Sole                   114130
PROSHARES SHORT RUSSELL2000    Common Stock     74347R826     2470    55720 SH       Sole                    55720
PROSHARES SHORT S&P500         Common Stock     74347R503     2582    49120 SH       Sole                    49120
SPDR DJ WILSHIRE INTL REAL E   Common Stock     78463X863     3603   103261 SH       Sole                   103261
SPDR DJ WILSHIRE REIT ETF      Common Stock     78464A607     6956   141353 SH       Sole                   141353
STERLING FINL CORP/SPOKANE     Common Stock     859319105       16    25358 SH       Sole                    25358
TEMPLETON EMERG MKTS INC FD    Common Stock     880192109     1153    80023 SH       Sole                    80023
UCBH HOLDINGS INC              Common Stock     90262T308        0    12642 SH       Sole                    12642